property, plant and equipment	6 Months Ended
Jun. 30, 2018
property, plant and equipment
property, plant and equipment

17property, plant and equipment

(millions)	Note	Network assets	Buildings and leasehold improvements	Other	Land	Assets under construction	Total
At cost
As at January 1, 2018		$28,724	$3,077	$1,095	$48	$655	$33,599
Additions		492	13	16	—	639	1,160
Additions arising from business acquisitions	18(b)	—	1	6	—	—	7
Dispositions, retirements and other		(454)	(9)	11	—	—	(452)
Assets under construction put into service		496	46	31	—	(573)	—

As at June 30, 2018		$29,258	$3,128	$1,159	$48	$721	$34,314

Accumulated depreciation
As at January 1, 2018		$19,638	$1,884	$709	$—	$—	$22,231
Depreciation		709	56	57	—	—	822
Dispositions, retirements and other		(455)	(14)	18	—	—	(451)

As at June 30, 2018		$19,892	$1,926	$784	$—	$—	$22,602

Net book value
As at December 31, 2017		$9,086	$1,193	$386	$48	$655	$11,368

As at June 30, 2018		$9,366	$1,202	$375	$48	$721	$11,712

As at June 30, 2018, our contractual commitments for the acquisition of property, plant and equipment totalled $177 million over a period ending December 31, 2022 (December 31, 2017 — $184 million over a period ending December 31, 2020).